SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

(a) Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated.

Use of estimates

(b) Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the amount of revenues and expenses during the reporting periods. Management makes these estimates using the best information available at the time the estimates are made. However, actual results could differ materially from those estimates.

Foreign currency translation and transactions

(c) Foreign currency translation and transactions

The functional currency of Shanxi Jinxuan is Renminbi (“RMB”), and PRC is the primary economic environment in which the Company operates.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. The resulting exchange differences are included in the determination of net income for the respective periods.

For financial reporting purposes, the financial statements of the Company prepared using RMB are translated into Company’s reporting currency, the United States Dollar (“U.S. dollar” or “US$”). Assets and liabilities are translated using the exchange rate at each balance sheet date. Revenue and expenses are translated using average rates prevailing during each reporting period, and shareholders’ equity is translated at historical exchange rates. Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive loss in shareholders’ equity.

The exchange rates applied are as follows:

	December 31,
	2020	2019
RMB exchange rate at balance sheet dates	6.5249	6.9762

	The Years Ended December 31
	2020	2019	2018
Average exchange rate for the year	6.8976	6.8985	6.6174

No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation. The source of the exchange rates is generated from People’s Bank of China.

Cash and cash equivalents

(d) Cash and cash equivalents

Cash includes currency on hand and deposits held by financial institutions that can be added to or withdrawn without limitation. The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. As of December 31, 2020, and 2019, cash were $2,806,619 and $115,440, respectively.

Notes receivables and payables

(e) Notes receivables and payables

Notes receivables represent bank acceptance bills received from customers in the ordinary operation of business, and bank acceptance bills are due within one year or less.

Notes payables represent bank acceptance bills paid to suppliers in the ordinary of business, and bank acceptance bill are due within one year or less.

Accounts receivable and other receivables, net

(f) Accounts receivable and other receivables, net

Accounts receivable and other receivables are recorded at net realizable value consisting of the carrying amount less an allowance for uncollectible accounts as needed. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable. The Company determines the allowance based on aging data, historical collection experience, customer specific facts and economic conditions. During the years ended December 31, 2020 and 2019, the  allowances for doubtful accounts from accounts receivable  were nil; the allowances for doubtful accounts from other receivables were nil and nil, respectively.

Property and equipment, net

(g) Property and equipment, net

The Company states property and equipment at cost less accumulated depreciation. The Company computes depreciation using the straight-line method over the estimated useful lives of the assets with 0% to 5% residual value.

Estimated useful lives of property and equipment:

Useful Life
Vehicles	4 years
Machine	10 years
Furniture	5 years
Building	20 years
Leasehold improvement	Shorter of the remaining lease terms or estimated useful life

The Company eliminates the cost and related accumulated depreciation of assets sold or otherwise retired from the accounts and includes any gain or loss in the statement of operations. The Company charges maintenance, repairs and minor renewals directly to expenses as incurred; major additions and betterment to equipment are capitalized.

Revenue recognition

(h) Revenue recognition

On January 1, 2018, the Company adopted ASC Topic 606, “Revenue from Contracts with Customers”, applying the modified retrospective method. The adoption did not result in a material adjustment to the accumulated deficit as of January 1, 2018. In accordance with ASC Topic 606, revenues are recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. In determining when and how much revenue is recognized from contracts with customers, the Company performs the following five-step analysis: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; (5) recognize revenue when (or as) the entity satisfies a performance obligation.

Accordingly, revenues for the years ended December 31, 2020, 2019 and 2018 were presented under ASC 606.

The Company’s revenues are derived principally from product sales to third parties (“coking coal sales”) and agent fee from third parties (“coal sales agent service”). Commencing on January 1, 2018, the Company recognizes revenue in accordance with ASC 606 and revenue is recognized when control of promised goods or services is transferred to the Company’s customers.

The Company’s revenue recognition policies effective upon the adoption of ASC 606 are as follows:

Coking coal sales revenue

The Company has the right to receive the consideration by providing agreed quantity and quality coking coal to the customers, and the price for the product is fixed. The Company is a principal because the Company controls the promised goods (coking coal) before the Company transfers the goods to the customer. In addition, the Company is responsible for fulfilling the promise to provide the goods to the customer. There is no variable consideration and non-cash consideration agreed with customer. The transaction price is fixed and allocated to the delivery of goods, the only performance obligation. The revenue is recognized when the Company satisfied its performance obligation by transferring the promised goods to the customer with agreed point of time, fixed price and location.

Coal sales agent services revenue

When serving as an agent, the Company signed contracts with customer, supplier and carrier separately. The Company’s obligation is to provide the specified services to arrange for the supplier and carrier to provide those goods (coking coal) to the customer. When the Company satisfies the performance obligation, the Company recognizes revenue in the amount of the fee to which it expects to be entitled in exchange for arranging for the supplier to provide its goods. The Company’s fee is the net amount of consideration that the Company retains after paying the supplier and the carrier the consideration received in exchange for the goods to be provided by the supplier and transport services to be provided by the carrier. In addition, the supplier assumes the Company’s performance obligations and contractual rights in the contract signed with customer so that the Company is no longer obliged to satisfy the performance obligation to transfer the promised good to the customer. The contracts with coal sales agent service customers have specific prices and terms for the service provided. The revenue is recognized upon the services of delivery of coking coal to a customer.

Contract costs

For the years ended December 31, 2020, 2019 and 2018, the Company did not have any significant incremental costs of obtaining contracts with customers incurred and/or costs incurred in fulfilling contracts with customers within the scope of ASC Topic 606, that shall be recognized as an asset and amortized to expenses in a pattern that matches the timing of the revenue recognition of the related contract.

Contract balances

The Company evaluates overall economic conditions, its working capital status and customer specific credit and negotiates the payment terms of a contract with individual customer on a case-by-case basis in its normal course of business.

Advances received from customers related to unsatisfied performance obligations are recorded as contract liabilities (advance from customers), which will be realized as revenues upon the satisfaction of performance obligations through the transfer of related promised goods and services to customers. The Company does not have advances from customers as of December 31, 2020 and 2019.

For contracts without a full or any advance payments required, the Company bills the customers any unpaid contract price immediately upon satisfaction of the related performance obligations when revenue is recognized, and the Company normally receives payment from customers within 90 days after a bill is issued.

The Company does not have any contract assets (unbilled receivables) since revenue is recognized when control of the promised goods or services is transferred and the payment from customers is not contingent on a future event.

Cost of revenue

(i) Cost of revenue

Cost of revenue mainly comprised of coking coal, raw material costs, inbound transportation expense and production costs, depreciation, workers’ salary, technical personnel’s performance salary and site lease.

Shipping and handling costs

(j) Shipping and handling costs

The Company expenses the shipping and handling costs in conjunction with sale of its products as incurred and the shipping and handling costs is included as part of selling and marketing expenses. Total shipping and handling costs were $19,754,  $420,960 and $290,130 for the years ended December 31, 2020, 2019 and 2018, respectively.

Taxation

(k) Taxation

a)  Income taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts a teach period end based on enacted tax laws and statutory tax rates, applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. The Company is required to file its income tax return with Cayman Island and its subsidiaries located in BVI, Hong Kong, and PRC are required to file tax return with BVI, Hong Kong and PRC respectively.

b)  Value added tax (“VAT”)

Revenues are subject to VAT. The VAT rate is 16% for taxpayers selling goods, labor services, or tangible movable property leasing services or importing goods  before April 1, 2019, after which subject to 13%, except otherwise specified; 10% for taxpayers leasing services, or transportation expense  before April 1, 2019, after which subject to 9%, except otherwise specified.

Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in the line item of taxes payable on the consolidated balance sheets. All of the VAT returns of the Company have been and remain subject to examination by the tax authorities for five years from the date of filing.

c)  Uncertain tax positions

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended December 31, 2020 and 2019, and there were no uncertain tax positions as of December 31, 2020 and 2019. All tax returns since the Company’s inception are still subject to examination by tax authorities.

Comprehensive income (loss)

(l) Comprehensive income (loss)

Recognized revenue, expenses, gains and losses are included as net income or loss. Although certain changes in assets and liabilities are reported as separate components of the equity section of the balance sheet, such items, along with net income or loss, are components of comprehensive income or loss. The components of other comprehensive income or loss consist solely of foreign currency translation adjustments.

Fair value of financial instruments

(m) Fair value of financial instruments

The Company’s financial instruments consist principally of cash and cash equivalents, notes receivable, accounts receivable, other receivables, accounts payable  and notes payable. The carrying amounts of such financial instruments in the accompanying balance sheets approximate their fair values due to their relatively short-term nature. It is management’s opinion that the Company is not exposed to any significant currency or credit risks arising from these financial instruments.

Earnings (loss) per share

(n) Earnings (loss) per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

Impairment of long-lived assets

(o) Impairment of long-lived assets

Long-lived assets, including property, equipment, and right-of-use asset with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated discounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. The impairment loss of long-lived assets was nil,  nil, and $17,652 for the years ended December 31, 2020, 2019 and 2018, respectively.

Leases

(p) Leases

The Company adopted ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”) from January 1, 2019 by using the modified retrospective method and did not restate the comparable periods. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Company elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

The Company determines if an arrangement is a lease or contains a lease at lease inception. For operating leases, the Company recognizes an ROU asset and a lease liability based on the present value of the lease payments over the lease term on the consolidated balance sheets at commencement date. As most of the Company’s leases do not provide an implicit rate, the Company estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. Lease expense is recorded on a straight-line basis over the lease term.

Upon adoption, the Company recognized ROU assets of $119,425 and $196,435, total lease liabilities (including current and non-current) $103,396 and $188,937 for operating leases as of December 31, 2020 and 2019. The impact of adopting ASU 2016-02 on the Company’s opening retained earnings and current year net income was insignificant.

Recently issued accounting standards

(q) Recently issued accounting standards

FASB Accounting Standards Update No. 2016‑02

In June 2016, the FASB amended guidance related impairment of financial instruments as part of ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which a company recognizes an allowance based on the estimate of expected credit loss. The ASU is effective for public company for fiscal years, and interim periods within those fiscal years beginning after December 15, 2019. For all other entities including EGC, the ASU is effective for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. Early application will be permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Company is in the process of evaluating the impact that this guidance will have on its consolidated financial statements. Recently issued ASUs by the FASB, except for the ones mentioned above, are not expected to have a significant impact on the Company’s consolidated results of operations or financial position.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement. The objective of ASU 2018-13 is to improve the effectiveness of disclosures in the notes to the financial statements by removing, modifying, and adding certain fair value disclosure requirements to facilitate clear communication of the information required by generally accepted accounting principles. The amendments are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 with early adoption permitted upon issuance of this ASU. The Company is currently evaluating the potential impact of this new guidance.

Recently issued ASUs by the FASB, except for the ones mentioned above, have no material impact on the Company’s consolidated results of operations or financial position.